STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Sponsor [Member]	Sponsor [Member] Common Stock [Member]	Sponsor [Member] Additional Paid-in Capital [Member]	Sponsor [Member] Receivables from Stockholder [Member]	Sponsor [Member] Retained Earnings [Member]	Underwriter [Member]	Underwriter [Member] Common Stock [Member]	Underwriter [Member] Additional Paid-in Capital [Member]	Underwriter [Member] Receivables from Stockholder [Member]
Beginning Balance at Mar. 09, 2026	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Mar. 09, 2026		0
Issuance of ordinary shares						$ 0	$ 383	$ 24,617	$ (25,000)	$ 0	$ 862,261	$ 20	$ 863,980	$ (1,739)
Issuance of ordinary shares (in shares)							3,833,333					200,000
Net loss	(18,856)	$ 0	0	0	(18,856)
Ending balance at Mar. 31, 2026	$ 843,405
Ending balance (in shares) at Mar. 31, 2026	4,033,333
Beginning Balance at Mar. 09, 2026	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Mar. 09, 2026		0
Net loss	(55,956)
Ending balance at Jun. 30, 2026	$ 806,305	$ 403	888,597	(26,739)	(55,956)
Ending balance (in shares) at Jun. 30, 2026	4,033,333	4,033,333
Beginning Balance at Mar. 31, 2026	$ 843,405
Beginning balance (in shares) at Mar. 31, 2026	4,033,333
Net loss	$ (37,100)				(37,100)
Ending balance at Jun. 30, 2026	$ 806,305	$ 403	$ 888,597	$ (26,739)	$ (55,956)
Ending balance (in shares) at Jun. 30, 2026	4,033,333	4,033,333